LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES
7.	LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB 163,877 and RMB103,799, and corresponding current liabilities of RMB 64,734 and RMB42,530 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB 100,469 and RMB62,624, as of December 31, 2022 and 2023. The amount of short-term lease is not material and no variable lease cost existed for the years ended December 31, 2021, 2022 and 2023, respectively

Lease expenses were RMB 73,756, RMB 75,827 and RMB 62,610 for the years ended December 31, 2021, 2022 and 2023. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2023 were as follows:

As of December 31,
Year Ending December 31,	2023
2024	45,999
2025	39,567
2026	15,871
2027	7,223
2028	2,425
Total lease payment	111,085
Less: imputed interest	5,931
Present value of minimum operating lease payments	105,154

Right-of-use assets recorded in connection with the operating lease liabilities in non-cash transactions for the years ended December 31, 2021, 2022 and 2023 were RMB 225,003, RMB 10,274 and RMB 58,364.

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2021, 2022 and 2023 were RMB 77,722, RMB 73,407 and RMB 61,952. Interest expenses were RMB 8,294, RMB 10,327 and RMB 5,932 for the year ended December 31, 2021, 2022 and 2023.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2022	2023
Weighted-average remaining lease term	3.0years	2.7years
Weighted-average discount rate	4.3%	4.0%